Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Receivable, allowance for doubtful accounts	$ 28,800	$ 28,800	$ 2,282
Common stock, par value (in Dollars per Share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding (in Shares)	24,786,833	24,761,832	24,582,632